Share Based Payment (Details) - Schedule of Respect of Services Received from its Employees and Consultants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Respect of Services Received from its Employees and Consultants [Abstract]
Share-based payment plans	$ 933	$ 1,679	$ 2,356